Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS USED IN OPERATING ACTIVITIES:
Loss for the period	[1]	$ (1,526)	$ (851)
Adjustments required to reflect net cash used in operating activities (see appendix A):		472	677
Net cash used in operating activities		(1,054)	(174)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment		(3)
Investment in intangible assets			(4,728)
Net cash used in investing activities		(3)	(4,728)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term loan received		51	51
Loan received from shareholders		80	4,800
Loan received from bank		600
Deferred offering costs paid			(138)
Loan repaid from related parties			(1,202)
Issuance of share capital			1,250
Net cash from financing activities		731	4,761
NET DECREASE IN CASH AND CASH EQUIVALENTS		(326)	(141)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD		393	291
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		67	150
Revenues and expenses that do not involve cash flows:
Depreciation and amortization		284	244
Financial expenses, net		135	303
Due to related party		45
Impairment of intangible asset			87
Changes in deferred taxes, net		11	(14)
Adjustments required to reconcile of operating activities net		475	620
Changes in working capital:
Decrease (increase) in trade receivables		349	(7)
Increase in other receivables		(35)	(272)
Due to related party			40
Increase in inventory		(604)	(309)
Decrease in accounts payable and other payables		287	605
Changes in working capital gross		(3)	57
Changes in working capital net		472	677
Supplemental disclosure of cash flow information:
Interest paid		36
Taxes paid		15
Supplemental non-cash disclosure of investing and financing activities:
Debt extinguishment recorded as a change in capital reserve with controlling shareholders		955
Deferred offering costs included in other payables		$ 497	$ 88

[1]	Except share and per share information